Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

March 31, 2021

XLI-QTLY-0521
1.9884854.103

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 84.3%
	Principal Amount	Value
Alabama - 0.5%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	122,202
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	$110,000	$127,375
4% 12/1/41	85,000	95,841
4% 12/1/49	190,000	211,058
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	100,000	116,772
5% 4/1/26	100,000	120,377
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	1,095,000	1,247,589

TOTAL ALABAMA		2,041,214

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29 (b)	845,000	1,032,093
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (c)	30,000	30,064

TOTAL ALASKA		1,062,157

Arizona - 2.7%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	10,592
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	2,002,265
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	486,913
5% 5/1/29	290,000	314,779
5% 5/1/33	565,000	601,574
Arizona State Lottery Rev. Series 2019, 5% 7/1/23	415,000	459,128
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	67,985
Series 2007, 2.7%, tender 8/14/23 (a)(c)	600,000	630,175
Series 2019, 5%, tender 6/3/24 (a)(c)	1,980,000	2,247,973
Glendale Union School District 205 Series A:
4% 7/1/36 (FSA Insured)	545,000	660,504
4% 7/1/37 (FSA Insured)	1,000,000	1,206,108
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,502
5% 7/1/48	10,000	10,351
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	122,780
Series 2021 A, 4% 9/1/51	775,000	884,957
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	100,000	102,341
6% 1/1/48 (d)	200,000	203,076
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (c)	300,000	368,947
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	10,563
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	218,117

TOTAL ARIZONA		10,619,630

California - 3.0%
Alameda Corridor Trans. Auth. Rev. Series 2016 B, 5% 10/1/37	300,000	350,685
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	93,247
California Gen. Oblig. Series 2020:
4% 11/1/37	1,000,000	1,208,190
4% 11/1/45	2,000,000	2,249,875
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	445,000	494,729
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	200,000	228,099
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	105,000	109,424
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (c)	175,000	212,313
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	155,000	164,392
5% 8/1/24 (c)	310,000	353,706
5% 8/1/25 (c)	110,000	129,441
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,174,320
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (c)	105,000	125,864
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	500,000	609,259
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (c)	3,000,000	3,594,751
Series 2019 B, 5% 5/1/49	45,000	54,997
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	219,954
Series 2017 B:
5% 7/1/29	115,000	137,147
5% 7/1/30	230,000	273,088

TOTAL CALIFORNIA		11,783,481

Colorado - 2.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	46,328
5% 10/1/43	50,000	57,228
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	38,527
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	110,000	130,840
5%, tender 11/19/26 (a)	210,000	259,687
Series 2019 A:
5% 11/1/25	435,000	518,101
5% 11/15/39	190,000	240,116
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	339,964
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	70,000	78,253
Series 2019 H, 4.25% 11/1/49	40,000	44,781
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	134,371
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	938,783
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	845,000	901,187
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	25,000	27,954
5% 11/15/26 (c)	50,000	61,102
Series 2018 A, 5% 12/1/34 (c)	1,125,000	1,518,170
Denver City & County Board Wtr. Rev. Series 2020 B:
5% 9/15/27	2,000,000	2,532,947
5% 9/15/28	2,000,000	2,591,217
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (FSA Insured)	40,000	46,777
Series 2020, 5% 12/1/30 (FSA Insured)	220,000	277,585

TOTAL COLORADO		10,783,918

Connecticut - 3.2%
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	303,754
Series 2016 B:
5% 5/15/25	220,000	259,659
5% 5/15/26	125,000	151,744
Series 2016 D, 5% 8/15/25	210,000	249,890
Series 2018 F:
5% 9/15/24	100,000	115,655
5% 9/15/25	100,000	119,314
Series 2019 A, 5% 4/15/26	115,000	139,274
Series 2020 A, 4% 1/15/34	300,000	357,664
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (a)	200,000	231,680
5%, tender 1/1/27 (a)	330,000	404,364
Series 2019 A, 5% 7/1/49 (d)	130,000	133,994
Series 2019 Q-1:
5% 11/1/25	90,000	106,792
5% 11/1/26	95,000	115,463
Series 2020 K, 4% 7/1/45	1,000,000	1,128,392
Series A:
5% 7/1/26	160,000	183,454
5% 7/1/26 (Pre-Refunded to 7/1/21 @ 100)	105,000	106,231
Series E, 5% 7/1/42	250,000	276,829
Series K1:
5% 7/1/34	725,000	836,586
5% 7/1/36	450,000	515,967
5% 7/1/39	490,000	557,292
Series K3, 5% 7/1/43	215,000	242,412
Series L1:
4% 7/1/28 (b)	750,000	891,678
4% 7/1/29 (b)	750,000	899,894
4% 7/1/30 (b)	1,000,000	1,210,019
Series N:
5% 7/1/25	390,000	445,840
5% 7/1/26	575,000	672,119
5% 7/1/27	430,000	512,016
Series R, 5% 6/1/36	900,000	1,135,322
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	86,572
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	88,814
Series 2019 A, 5% 11/1/25	140,000	167,303

TOTAL CONNECTICUT		12,645,987

District Of Columbia - 0.9%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31	185,000	227,719
5% 10/1/44	1,000,000	1,187,235
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	60,000	61,362
5% 10/1/23 (c)	65,000	66,535
5% 10/1/24 (c)	60,000	61,405
5% 10/1/25 (c)	80,000	81,873
Series 2017 A, 5% 10/1/26 (c)	440,000	536,560
Series 2019 A, 5% 10/1/25 (c)	70,000	83,126
Series 2020 A:
5% 10/1/25 (c)	440,000	522,509
5% 10/1/26 (c)	320,000	390,226
5% 10/1/27 (c)	110,000	137,412
5% 10/1/28 (c)	55,000	69,642
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	110,416
5% 10/1/24	100,000	113,853
5% 10/1/25	100,000	116,918

TOTAL DISTRICT OF COLUMBIA		3,766,791

Florida - 4.2%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	284,295
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	255,823
Series 2015 C, 5% 10/1/24 (c)	45,000	51,635
Series 2017, 5% 10/1/42 (c)	1,365,000	1,605,688
Series 2019 A, 5% 10/1/49 (c)	1,000,000	1,199,344
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	50,000	55,150
Series 2016, 5% 7/1/26	230,000	279,154
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	611,156
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	110,000	122,013
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	424,593
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	170,000	188,845
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	122,530
5% 10/1/29	80,000	92,447
5% 10/1/30	70,000	80,602
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (c)	125,000	151,673
Series 2019 A:
5% 10/1/22 (c)	300,000	321,257
5% 10/1/23 (c)	300,000	334,087
5% 10/1/24 (c)	300,000	345,693
5% 10/1/25 (c)	300,000	356,256
5% 10/1/32 (c)	300,000	377,704
5% 10/1/38 (c)	430,000	531,140
5% 10/1/54 (c)	1,620,000	1,959,152
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	25,000	25,383
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	808,893
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (c)	355,000	417,273
Series 2016 A, 5% 10/1/29	145,000	174,263
Series 2017 B, 5% 10/1/40 (c)	635,000	752,701
Series 2020 A:
4% 10/1/40	300,000	350,338
5% 10/1/25	245,000	291,899
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	451,664
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	113,332
Series 2015 D, 5% 2/1/26	10,000	11,995
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	121,888
5% 8/15/42	5,000	5,959
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	117,679
Series 2015 A, 5% 12/1/40	410,000	457,379
Tampa Hosp. Rev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,753
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B, 4% 7/1/39	1,000,000	1,145,787
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	487,368
0% 9/1/35	750,000	500,462
0% 9/1/36	800,000	510,780
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	36,191
5% 10/15/49	60,000	71,956

TOTAL FLORIDA		16,633,180

Georgia - 2.7%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	60,000	70,618
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/47	1,000,000	1,232,162
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	150,000	191,718
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,192,401
2.25%, tender 5/25/23 (a)	315,000	326,695
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	351,759
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	263,596
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	45,703
5% 6/15/52	145,000	177,955
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	387,968
Series 2019 A:
4% 1/1/49	245,000	273,266
5% 1/1/23	450,000	485,832
5% 1/1/26	165,000	196,579
5% 1/1/30	55,000	68,825
5% 1/1/34	375,000	461,393
Series HH, 5% 1/1/22	425,000	439,698
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,323,049
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,308
5% 8/1/39	5,000	5,592
5% 8/1/43	5,000	5,772
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	222,701
4% 7/1/43	205,000	229,790
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	500,000	543,418
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	205,848
Private Colleges & Univs. Auth. Rev.:
Series 2020 B:
5% 9/1/25	180,000	214,760
5% 9/1/34	1,000,000	1,312,692
Series A:
4% 6/1/21	120,000	120,650
5% 6/1/22	80,000	84,104
5% 6/1/23	80,000	87,482
5% 6/1/24	130,000	146,741

TOTAL GEORGIA		10,674,075

Hawaii - 1.5%
Hawaii Arpts. Sys. Rev.:
Series 2015 A, 5% 7/1/45 (c)	1,000,000	1,145,396
Series 2018 A:
5% 7/1/33 (c)	125,000	152,499
5% 7/1/48 (c)	2,800,000	3,311,381
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	40,000	46,673
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,303,478
Series 2017 A, 5% 9/1/33	5,000	6,154
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	115,000	136,571

TOTAL HAWAII		6,102,152

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,817
Illinois - 13.4%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	17,367
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,792
Series 2011 A, 5% 12/1/41	50,000	50,937
Series 2012 A, 5% 12/1/42	830,000	860,403
Series 2018 A:
5% 12/1/29	350,000	423,733
5% 12/1/31	150,000	179,851
Series 2018 C, 5% 12/1/46	200,000	231,136
Series 2019 A:
5% 12/1/29	125,000	153,371
5% 12/1/30	405,000	495,916
5% 12/1/30	100,000	122,448
Series 2021 A, 5% 12/1/41	1,465,000	1,763,475
Series 2021 B:
5% 12/1/21	400,000	412,033
5% 12/1/22	500,000	534,359
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	247,609
Series 2020 A:
5% 1/1/27	400,000	471,910
5% 1/1/30	230,000	283,405
Chicago Midway Arpt. Rev.:
Series 2013 A:
5.375% 1/1/33 (c)	2,000,000	2,156,521
5.5% 1/1/29 (c)	200,000	217,248
Series 2014 B:
5% 1/1/26	100,000	112,346
5% 1/1/28	270,000	301,997
Series 2016 B:
4% 1/1/35	200,000	218,992
5% 1/1/46	2,000,000	2,319,275
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (c)	400,000	409,087
Series 2013 A, 5% 1/1/23 (c)	70,000	75,663
Series 2017 B, 5% 1/1/37	50,000	59,236
Series 2018 A, 5% 1/1/48 (c)	90,000	106,265
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	50,000	58,856
5% 7/1/48 (c)	400,000	466,945
Cook County Cmnty. Consolidated School District No. 59 Series 2020, 5% 3/1/26	615,000	741,817
Cook County Gen. Oblig.:
Series 2011 A, 5.25% 11/15/23	50,000	51,515
Series 2016 A:
5% 11/15/23	10,000	11,204
5% 11/15/31	500,000	609,176
Series 2021 A:
5% 11/15/22	125,000	134,604
5% 11/15/23	35,000	39,214
5% 11/15/24	50,000	57,883
Illinois Fin. Auth. Bonds Series 2020 B, 5%, tender 11/15/24 (a)	400,000	453,654
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	235,758
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	241,626
5% 10/1/31	200,000	252,278
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	40,000	41,987
5% 8/1/24	45,000	50,148
5% 8/1/30	615,000	714,271
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	12,046
Series 2016, 5% 10/1/29	30,000	36,090
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	844,067
5% 5/15/43	790,000	952,161
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,931
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,159
Series 2012 A, 5% 5/15/41 (Pre-Refunded to 5/15/22 @ 100)	695,000	732,326
Series 2013:
4% 5/15/33 (Pre-Refunded to 5/15/22 @ 100)	270,000	280,888
4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	55,000	57,370
5% 11/15/24	65,000	69,801
Series 2015 A:
5% 11/15/23	10,000	11,143
5% 11/15/25	150,000	177,890
5% 11/15/45	300,000	345,932
Series 2015 C:
4.125% 8/15/37	60,000	64,614
5% 8/15/26	35,000	40,848
5% 8/15/44	1,380,000	1,542,066
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	74,972
5% 7/1/31	30,000	35,289
5% 7/1/33	10,000	11,701
5% 7/1/36	45,000	52,260
Series 2016 B, 5% 8/15/35	250,000	294,452
Series 2016 C:
4% 2/15/41	35,000	39,016
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,889
5% 2/15/34	50,000	60,018
Series 2016:
5% 12/1/23	155,000	173,210
5% 5/15/29	10,000	11,838
5% 12/1/29	620,000	745,991
5% 12/1/33	485,000	580,270
5% 12/1/40	85,000	100,716
5% 12/1/46	2,695,000	3,166,883
Series 2017 A, 5% 7/15/42	1,000,000	1,203,698
Series 2018 A:
4.25% 1/1/44	55,000	61,325
5% 1/1/38	225,000	268,490
5% 1/1/44	340,000	400,675
Series 2019:
4% 9/1/35	60,000	67,510
5% 9/1/36	295,000	360,855
5% 9/1/38	100,000	121,633
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	111,789
Series 2012 A, 4% 1/1/23	65,000	66,549
Series 2012:
5% 8/1/22	90,000	95,100
5% 8/1/24	70,000	73,608
Series 2013 A, 5% 4/1/23	525,000	568,586
Series 2013, 5% 7/1/23	10,000	10,922
Series 2014, 5% 2/1/25	520,000	575,650
Series 2016:
5% 1/1/26	5,000	5,833
5% 2/1/26	400,000	467,443
5% 2/1/27	585,000	696,175
5% 11/1/29	1,400,000	1,626,081
Series 2017 D:
5% 11/1/25	65,000	75,172
5% 11/1/26	1,640,000	1,931,319
5% 11/1/27	250,000	297,837
Series 2017, 4% 2/1/24	15,000	16,272
Series 2018 A, 5% 10/1/24	25,000	28,323
Series 2018 B:
5% 5/1/24	1,500,000	1,680,644
5% 10/1/24	1,050,000	1,189,568
Series 2019 B:
5% 9/1/21	105,000	106,897
5% 9/1/22	100,000	106,001
5% 9/1/23	105,000	115,337
5% 9/1/24	105,000	118,709
5% 9/1/25	20,000	23,171
Series 2021 A, 5% 3/1/32	450,000	557,925
Series May 2014, 5% 5/1/39	1,600,000	1,721,977
Illinois Sales Tax Rev. Series 2013, 5% 6/15/24	285,000	310,200
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	253,430
Series A:
5% 1/1/40	220,000	277,946
5% 1/1/45	2,100,000	2,609,488
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	99,875
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	302,961
Series 2011, 5.5% 2/1/22 (Pre-Refunded to 2/1/22 @ 100)	100,000	103,995
Series 2015, 4% 2/1/30	800,000	889,393
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	316,827
0% 6/15/47 (FSA Insured)	155,000	69,269
Series 1994 A, 0% 6/15/25	25,000	23,622
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,050,002
Series 2002 A, 0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	22,886
Series 2002, 0% 12/15/23	205,000	199,386
Series 2012 B, 5% 6/15/23	10,000	10,496
Series 2017 A, 5% 6/15/57	875,000	1,021,961
Series 2020 A:
4% 6/15/50	1,170,000	1,297,658
5% 6/15/50	1,730,000	2,057,135
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	512,530
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	105,883
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,117
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	122,974

TOTAL ILLINOIS		53,399,256

Indiana - 0.5%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (a)	50,000	49,289
Series 2020 B, 0.95%, tender 4/1/26 (a)	100,000	98,443
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23 (Pre-Refunded to 3/1/22 @ 100)	35,000	36,552
Series 2016:
5% 9/1/24	20,000	22,946
5% 9/1/30	50,000	59,303
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	66,933
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 3.75% 1/1/49	425,000	471,249
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	234,348
Series 2020, 5% 4/1/30	105,000	130,478
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(c)	695,000	843,623

TOTAL INDIANA		2,013,164

Iowa - 0.7%
Iowa Fin. Auth. Rev.:
Series 2019 A2, 2.875% 5/15/49	70,000	70,693
Series A:
5% 5/15/43	35,000	39,696
5% 5/15/48	25,000	28,219
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	2,000,000	2,425,991
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (c)	155,000	189,093

TOTAL IOWA		2,753,692

Kentucky - 2.0%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/37	175,000	188,890
5% 2/1/25	280,000	313,472
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	1,000,000	994,419
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	101,105
Series 2019 A2, 5% 8/1/30	345,000	438,316
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	203,976
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	96,302
5% 5/1/29	85,000	106,776
5% 5/1/32	20,000	24,961
5% 5/1/33	15,000	18,656
5% 5/1/34	20,000	24,796
5% 5/1/35	10,000	12,260
5% 5/1/36	10,000	12,224
5% 5/1/38	1,000,000	1,216,027
Series A:
4% 11/1/35	600,000	689,824
5% 11/1/29	150,000	191,002
Series C, 5% 11/1/21	140,000	143,800
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (a)	1,505,000	1,723,022
Series A, 4% 6/1/21	145,000	145,820
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	200,000	222,121
Series 2020 C, 5%, tender 10/1/26 (a)	70,000	85,278
Series 2020 D, 5%, tender 10/1/29 (a)	85,000	109,795
Series 2016 A, 5% 10/1/32	70,000	83,764
Series 2020 A, 4% 10/1/40	195,000	220,986
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	65,000	73,785
Louisville/Jefferson County Metropolitan Gov. Series 2012, 5% 12/1/35 (Pre-Refunded to 6/1/22 @ 100)	125,000	131,907
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	200,351

TOTAL KENTUCKY		7,773,635

Louisiana - 1.0%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019, 4% 12/1/21	775,000	783,454
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	222,123
Series 2017, 5% 5/15/27	115,000	141,807
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,155
Series 2017 A, 5% 12/15/32	165,000	202,820
Series 2018 E, 5% 7/1/38	100,000	122,639
New Orleans Aviation Board Rev. (North Term. Proj.):
Series 2015 B, 5% 1/1/40 (c)	190,000	214,457
Series 2017 B, 5% 1/1/48 (c)	2,000,000	2,303,299

TOTAL LOUISIANA		4,008,754

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	220,000	229,182
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	20,917
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	100,000	101,583
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	180,000	183,171
Series 2013:
5% 7/1/25	40,000	42,969
5% 7/1/33	65,000	68,281
Series 2014, 5% 7/1/30	585,000	655,463
Series 2016 A:
4% 7/1/41	85,000	86,789
4% 7/1/46	85,000	86,018
5% 7/1/41	25,000	27,047
5% 7/1/46	140,000	150,415
Series 2017 B, 5% 7/1/29	10,000	11,952
Series 2018, 5% 7/1/48	135,000	162,859

TOTAL MAINE		1,826,646

Maryland - 2.5%
Anne Arundel County Gen. Oblig. Series 2021, 5% 4/1/27	2,000,000	2,506,842
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	105,000	116,669
Series 2019 C, 5% 9/1/28	115,000	146,417
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/22 (c)	280,000	294,543
5% 7/1/23 (c)	325,000	354,653
5% 7/1/25 (c)	510,000	590,758
5% 7/1/26 (c)	230,000	273,044
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/29	120,000	149,007
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	178,643
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/50	2,500,000	2,901,232
5% 7/1/40	2,000,000	2,570,771

TOTAL MARYLAND		10,082,579

Massachusetts - 3.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	324,818
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	39,695
Series 2017, 5% 7/1/21	100,000	100,149
Series 2016 A, 5% 1/1/31	40,000	47,124
Series 2016 I:
5% 7/1/30	195,000	230,549
5% 7/1/41	140,000	161,653
Series 2017 A:
5% 1/1/36	325,000	386,667
5% 1/1/37	1,050,000	1,245,730
Series 2017, 5% 7/1/36	275,000	324,534
Series 2018, 5% 1/1/43	180,000	210,310
Series 2019 K:
5% 7/1/25	125,000	147,752
5% 7/1/26	165,000	200,736
5% 7/1/27	195,000	243,019
Series 2019:
5% 7/1/27	440,000	542,345
5% 9/1/59	510,000	611,708
Series 2020 A:
4% 7/1/45	480,000	534,483
5% 10/15/28	1,000,000	1,302,974
Series M:
4% 10/1/50	490,000	544,142
5% 10/1/45	370,000	452,495
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016 J, 5% 7/1/22 (c)	130,000	137,586
Series 2016, 5% 7/1/24 (c)	210,000	239,033
Massachusetts Gen. Oblig. Series 2019 A, 5% 1/1/49	2,000,000	2,444,228
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (c)	500,000	616,576
Series 2021 E, 5% 7/1/51 (c)	1,000,000	1,249,001
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	230,000	274,498

TOTAL MASSACHUSETTS		12,611,805

Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	45,077
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	149,295
5% 7/1/25	60,000	67,826
5% 7/1/27	265,000	310,417
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	222,179
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	241,573
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	121,830
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	202,268
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	61,017
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	681,689
Series 2016:
5% 11/15/26	160,000	197,301
5% 11/15/41	30,000	35,329
Series 2019 A, 5% 11/15/48	55,000	67,516
Series 2020 A:
4% 5/15/22	325,000	338,031
4% 6/1/49	135,000	153,389
Series 2021:
4% 9/1/31 (b)	665,000	795,469
5% 9/1/32 (b)	690,000	887,357
5% 9/1/33 (b)	650,000	832,731
5% 9/1/36 (b)	505,000	642,596
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	12,381
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	175,000	179,598
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,267,467
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	55,707
Series 2017 B, 5% 12/1/42 (c)	150,000	176,821
Series 2018 D, 5% 12/1/29 (c)	85,000	105,803

TOTAL MICHIGAN		7,850,667

Minnesota - 1.1%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	512,805
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	258,633
5% 2/15/58	270,000	315,663
Maple Grove Health Care Sys. Rev.:
( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	25,307
Series 2015, 5% 9/1/26	60,000	69,103
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	611,688
5% 10/1/45	30,000	35,198
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/39	2,050,000	2,434,226
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(d)	255,000	273,548

TOTAL MINNESOTA		4,536,171

Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	80,000	95,297
Series I, 5% 10/1/24	70,000	80,452

TOTAL MISSISSIPPI		175,749

Missouri - 1.2%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	35,000	37,612
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,437,321
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	568,653
Series 2018 A, 5% 11/15/43	1,000,000	1,206,944
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	25,000	27,797
Series 2021 A, 3% 5/1/52	585,000	641,968
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	700,094
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	25,000	27,636

TOTAL MISSOURI		4,648,025

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	30,000	31,692
Series 2019 B, 4% 6/1/50	15,000	16,994
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,585

TOTAL MONTANA		84,271

Nebraska - 0.2%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	575,000	652,736
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	65,000	71,493
Series 2019 E, 3.75% 9/1/49 (c)	85,000	91,964

TOTAL NEBRASKA		816,193

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	471,034
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	465,000	517,156
Series 2019 B, 4% 10/1/49	40,000	44,545
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	219,236

TOTAL NEVADA		1,251,971

New Hampshire - 0.4%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	231,356	268,131
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	220,478
5% 8/1/26	105,000	126,693
5% 8/1/37	100,000	118,892
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	572,306
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	50,669
Series 2016, 5% 10/1/22	85,000	90,930

TOTAL NEW HAMPSHIRE		1,448,099

New Jersey - 4.7%
New Jersey Econ. Dev. Auth.:
Series A, 5% 11/1/40	360,000	433,910
Series QQQ:
5% 6/15/27	35,000	42,880
5% 6/15/28	40,000	49,831
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	100,000	98,811
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	27,874
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	433,629
Series 2013 NN:
5% 3/1/27	195,000	210,291
5% 3/1/29	1,000,000	1,074,596
Series 2013:
5% 3/1/23	25,000	27,226
5% 3/1/24	70,000	75,817
Series 2014 PP:
4% 6/15/30	70,000	75,323
5% 6/15/26	280,000	316,857
Series 2015 XX:
4.25% 6/15/26	280,000	317,028
5% 6/15/23	200,000	219,844
Series 2017 DDD, 5% 6/15/30	1,000,000	1,197,400
Series 2018 EEE, 5% 6/15/28	410,000	510,767
Series LLL:
4% 6/15/44	315,000	349,510
5% 6/15/44	180,000	215,449
Series MMM, 4% 6/15/35	90,000	102,137
Series PP, 5% 6/15/31	260,000	291,202
New Jersey Edl. Facility:
Series 2016 B, 4% 9/1/26	500,000	577,415
Series B, 5% 7/1/30	1,790,000	2,235,440
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	185,000	224,171
4% 6/1/31	70,000	85,513
4% 6/1/32	45,000	55,321
5% 6/1/29	205,000	262,058
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	10,000	10,107
5% 7/1/22	25,000	26,371
Series 2016:
4% 7/1/48	100,000	109,371
5% 7/1/41	65,000	75,335
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (c)	80,000	82,713
Series 2017 1A, 5% 12/1/26 (c)	530,000	639,656
Series 2018 B:
5% 12/1/25 (c)	500,000	590,984
5% 12/1/26 (c)	485,000	585,346
5% 12/1/27 (c)	850,000	1,039,974
Series 2020:
5% 12/1/24 (c)	100,000	115,187
5% 12/1/25 (c)	235,000	277,762
5% 12/1/25 (c)	60,000	70,918
5% 12/1/26 (c)	205,000	247,414
5% 12/1/27 (c)	145,000	177,407
5% 12/1/27 (c)	40,000	48,940
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A, 4% 1/1/42	1,000,000	1,166,995
Series D, 5% 1/1/28	170,000	206,488
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	610,770
Series 2010 A, 0% 12/15/27	250,000	222,793
Series 2014 AA, 5% 6/15/25	100,000	113,329
Series 2016 A, 5% 6/15/27	160,000	191,215
Series 2018 A, 5% 12/15/32	100,000	122,736
Series AA:
4% 6/15/38	185,000	210,156
4% 6/15/50	400,000	444,294
5% 6/15/29	55,000	57,573
5% 6/15/40	210,000	258,328
5% 6/15/45	95,000	115,324
Series BB, 5% 6/15/33	1,000,000	1,225,101
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	55,000	55,190
5% 5/1/22	40,000	42,042
5% 5/1/23	30,000	32,790

TOTAL NEW JERSEY		18,682,909

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	200,000	222,405
Series 2019 D, 3.75% 1/1/50	60,000	66,376
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	5,000	5,008
5% 5/15/34	10,000	11,239
5% 5/15/39	5,000	5,569
5% 5/15/44	5,000	5,521
5% 5/15/49	15,000	16,458
Series 2019 B1, 2.625% 5/15/25	10,000	10,032

TOTAL NEW MEXICO		342,608

New York - 4.4%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	464,420
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,497
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	108,491
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	114,918
Series 2021 A1, 5% 8/1/29	1,000,000	1,296,404
Series E, 5% 8/1/30	1,025,000	1,244,473
New York City Hsg. Dev. Corp. Multifamily Hsg. Series A 1 B, 5% 5/1/30	490,000	626,431
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	888,239
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,415
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	95,000	97,545
Series 2019 B2, 5%, tender 5/1/24 (a)	100,000	111,657
Series 2020 A:
4% 9/1/37	350,000	400,256
4% 9/1/39	700,000	796,009
New York Metropolitan Trans. Auth. Rev.:
Series 2016 A, 5% 11/15/31	100,000	116,564
Series 2017 B, 5% 11/15/24	565,000	650,353
Series 2020 D:
4% 11/15/46	2,050,000	2,277,481
4% 11/15/47	150,000	166,219
Series 2021 A1, 4% 11/15/45	1,750,000	1,960,478
New York State Hsg. Fin. Agcy. Rev. Series J, 0.75% 5/1/25	250,000	250,202
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (c)	765,000	905,850
Series 221, 3.5% 10/1/32 (c)	30,000	32,677
New York State Urban Dev. Corp. Series 2020 E:
4% 3/15/44	1,675,000	1,902,786
4% 3/15/45	1,350,000	1,529,496
New York Thruway Auth. Gen. Rev. Series 2016 A, 5% 1/1/46	175,000	203,547
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (FSA Insured)	600,000	659,882
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	337,137
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) Series 1994, 5.75% 3/1/24 (c)	220,000	251,899
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	100,000	100,938
5.375% 11/1/54 (d)	100,000	100,927

TOTAL NEW YORK		17,611,191

New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	210,000	243,963
North Carolina - 0.1%
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	10,000	12,579
5% 10/1/47 (Pre-Refunded to 10/1/27 @ 100)	70,000	88,050
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	178,750
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	320,948

TOTAL NORTH CAROLINA		600,327

Ohio - 4.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	572,552
Series 2020, 4% 11/15/38	1,500,000	1,701,908
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,866
5% 8/1/26	390,000	476,462
5% 8/1/27	10,000	12,522
5% 8/1/28	10,000	12,593
5% 8/1/29	10,000	12,459
5% 8/1/30	10,000	12,381
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,499
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	213,072
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	370,000	468,454
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (FSA Insured)	145,000	168,435
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	524,290
Cleveland Wtr. Rev. Series 2020:
5% 1/1/26	1,375,000	1,660,196
5% 1/1/28	800,000	1,017,335
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	116,330
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	200,000	240,220
5% 12/1/51	200,000	239,109
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,045,540
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,755,345
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	295,603
Series 2019, 5% 2/1/25	160,000	186,082
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	20,587
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	330,242
5% 2/15/44	100,000	103,819
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	45,221
5% 1/15/31	300,000	386,350
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	15,000	16,935
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	180,000	195,811
5% 2/1/26	150,000	181,270
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	1,000,000	1,270,556
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	114,338
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	257,193
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/21	865,000	871,163
5% 6/1/22	330,000	347,324
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32 (Pre-Refunded to 12/1/32 @ 100)	15,000	15,291

TOTAL OHIO		16,909,353

Oklahoma - 0.5%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	200,000	232,927
Oklahoma Dev. Fin. Auth. Health Sys. Rev.:
(OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	218,615
5% 8/15/25	700,000	810,667
Series 2015 A, 5% 8/15/24	250,000	285,243
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	50,000	50,425
4% 8/1/22	60,000	62,052
5% 8/1/23	45,000	48,606
5% 8/1/44	125,000	142,284

TOTAL OKLAHOMA		1,850,819

Oregon - 0.7%
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	868,112
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	1,445,000	1,605,870
Port of Portland Arpt. Rev. Series 27 A, 5% 7/1/36 (c)	240,000	299,490

TOTAL OREGON		2,773,472

Pennsylvania - 5.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	196,425
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/26	475,000	547,997
5% 7/1/27	475,000	555,801
5% 7/1/28	525,000	620,539
5% 7/1/29	550,000	655,401
5% 7/1/36	120,000	143,214
5% 7/1/38	240,000	284,438
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,594,492
Series 2018 A:
5% 11/15/22	100,000	107,464
5% 11/15/25	100,000	118,743
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	383,070
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,748
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	43,408
5% 7/15/36	500,000	584,467
Series 2020, 4% 7/15/45	500,000	535,844
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	71,592
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	96,903
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	114,535
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	359,588
Series 2019, 4% 9/1/44	185,000	207,191
Series 2020, 5% 4/1/27	300,000	354,832
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	140,000	156,634
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	215,471
Series 2016 A, 5% 8/15/46	50,000	56,887
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	275,930
5% 7/1/24	300,000	341,269
5% 7/1/26	455,000	548,348
5% 7/1/27	500,000	615,624
5% 7/1/34	450,000	550,130
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	573,126
Series 2017, 5% 5/1/35	10,000	11,834
Series 2018 A, 5% 2/15/48	100,000	121,099
Pennsylvania Hsg. Fin. Agcy. Series 2021 134B, 5% 10/1/27 (c)	1,160,000	1,441,656
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	309,595
Series 2021 A, 4% 12/1/50	1,000,000	1,144,968
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/25 (c)	290,000	340,655
5% 7/1/35 (c)	50,000	59,256
5% 7/1/47 (c)	800,000	927,412
Series 2020 C, 5% 7/1/29 (c)	595,000	751,087
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	70,000	80,250
Philadelphia Auth. for Indl. Dev. Series 2017 A, 5% 9/1/42	760,000	895,743
Philadelphia Gas Works Rev.:
Series 14, 5% 10/1/22	375,000	401,163
Series 2015 13, 5% 8/1/21	200,000	203,064
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	310,630
Series 2019 A, 5% 8/1/26	220,000	268,003
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	58,442
Series 2018 B, 5% 9/1/43	50,000	60,236
Series 2019 A:
4% 9/1/35	170,000	195,156
5% 9/1/23	90,000	99,314
5% 9/1/34	80,000	101,498
Series 2019 B:
5% 9/1/25	140,000	163,637
5% 9/1/26	415,000	497,446
Series 2019 C, 5% 9/1/33	315,000	401,483
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	70,000	86,084
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,099
Series 2019 A:
4% 6/1/44	50,000	56,582
4% 6/1/49	115,000	129,310
5% 6/1/25	200,000	236,945
5% 6/1/44	85,000	104,489
5% 6/1/49	135,000	165,033
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	315,000	381,709
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	213,566
5% 8/1/48	310,000	356,392

TOTAL PENNSYLVANIA		22,556,947

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	25,145
5% 5/15/39	215,000	244,840
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	45,000	49,922
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
4% 12/1/26 (c)	130,000	143,154
5% 12/1/23 (c)	625,000	695,615

TOTAL RHODE ISLAND		1,158,676

South Carolina - 1.7%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	474,248
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	65,000	73,119
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	170,000	211,026
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	255,000	304,317
Series 2018, 5% 7/1/43 (c)	520,000	628,725
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	200,000	221,673
Series 2014 A:
5% 12/1/49	440,000	491,707
5.5% 12/1/54	140,000	158,324
Series 2014 C, 5% 12/1/46	20,000	22,717
Series 2015 A, 5% 12/1/50	75,000	85,778
Series 2015 E, 5.25% 12/1/55	225,000	263,067
Series 2016 A:
5% 12/1/26	140,000	169,210
5% 12/1/29	500,000	601,047
5% 12/1/33	15,000	17,938
5% 12/1/38	80,000	94,743
Series 2016 B:
5% 12/1/31	105,000	127,765
5% 12/1/35	120,000	145,121
5% 12/1/41	175,000	209,435
Series A, 5% 12/1/23	145,000	162,650
Series B, 5% 12/1/24	500,000	580,849
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	32,949
4% 4/15/48	20,000	21,818
5% 4/15/48	1,415,000	1,660,840

TOTAL SOUTH CAROLINA		6,759,066

Tennessee - 2.6%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	135,000	158,358
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	15,000	16,432
5% 7/1/24	20,000	21,947
5% 7/1/25	20,000	21,890
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (c)	450,000	542,833
5% 7/1/38 (c)	1,315,000	1,575,018
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	55,000	62,369
Series 2019 B, 5% 7/1/38 (c)	655,000	812,704
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	2,210,000	2,744,381
5% 1/1/30	2,400,000	3,179,762
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	491,420
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51 (b)	620,000	679,619

TOTAL TENNESSEE		10,306,733

Texas - 4.5%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	25,000	25,072
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	237,975
5% 8/1/26	200,000	245,277
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	121,254
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,224,479
Series 2021 B:
5% 1/1/33 (b)	640,000	828,814
5% 1/1/34 (b)	650,000	838,781
5% 1/1/35 (b)	550,000	707,054
5% 1/1/36 (b)	600,000	767,435
5% 1/1/37 (b)	850,000	1,083,893
5% 1/1/38 (b)	800,000	1,016,798
Series 2021 C, 5% 1/1/27 (b)	775,000	914,066
Cypress-Fairbanks Independent School District Bonds Series 2017 A-2, 1.25%, tender 8/15/22 (a)	130,000	131,926
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (c)	115,000	123,301
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	100,000	105,108
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	85,000	89,925
Series 2018 A, 5% 7/1/41 (c)	1,000,000	1,190,441
Series 2018 C:
5% 7/1/26 (c)	200,000	240,465
5% 7/1/30 (c)	120,000	147,777
Series 2018 D, 5% 7/1/39	260,000	314,582
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	498,583
4% 10/1/51	1,200,000	1,268,457
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	30,518
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/34	5,000	6,104
Series 2020 C, 5% 11/15/45	1,000,000	1,284,783
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (c)	25,000	29,753
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/24	300,000	341,938
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	100,000	104,736
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,498
5% 8/15/47	10,000	11,869
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	106,578
North Texas Tollway Auth. Rev. Series 2019 B, 5% 1/1/25	85,000	98,601
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,097
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21 (Escrowed to Maturity)	60,000	61,052
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2017 A, 5% 2/15/24	265,000	298,633
Series 2018 A, 5% 7/1/29	305,000	388,082
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	127,139	133,237
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	130,000	147,603
Series A, 3.5% 3/1/51	170,000	191,158
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	35,000	35,027
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,149,622
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	110,884
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/28	1,000,000	1,290,849

TOTAL TEXAS		17,967,355

Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (c)	10,000	11,403
Series 2018 A:
5% 7/1/33 (c)	175,000	214,432
5.25% 7/1/48 (c)	130,000	156,480

TOTAL UTAH		382,315

Vermont - 0.4%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (c)	635,000	734,355
Series 2020 A, 5% 6/15/26 (c)	620,000	731,494

TOTAL VERMONT		1,465,849

Virginia - 1.9%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	2,000,000	2,199,040
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	393,000
5% 9/1/24	315,000	353,461
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	130,024
5% 4/1/25	165,000	188,060
5% 4/1/36	500,000	596,969
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	1,400,000	1,722,711
5% 8/1/27	1,500,000	1,894,044
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	51,725
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	125,000	127,188

TOTAL VIRGINIA		7,656,222

Washington - 0.8%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,224
Port of Seattle Rev.:
Series 2012 B, 5% 8/1/23 (c)	155,000	164,409
Series 2013, 5% 7/1/24 (c)	55,000	60,431
Series 2015 C, 5% 4/1/24 (c)	50,000	56,300
Series 2018 A, 5% 5/1/31 (c)	350,000	416,159
Series 2019 A, 4% 4/1/44 (c)	100,000	110,422
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	335,530
Washington Gen. Oblig.:
(SR 520 Corridor Prog.) Series 2012 C, 5% 6/1/41	25,000	25,187
Series 2013 A, 5% 7/1/23	5,000	5,301
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,867
5% 7/1/30	5,000	6,060
5% 7/1/31	10,000	12,072
5% 7/1/42	100,000	118,179
Series 2020, 5% 9/1/40	735,000	936,035
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	634,180
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	107,418

TOTAL WASHINGTON		3,005,774

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	61,685
Wisconsin - 0.8%
Milwaukee County Arpt. Rev. Series 2019 B, 5% 12/1/23 (c)	420,000	468,161
Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	76,650
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	184,528
5.25% 10/1/48	160,000	183,575
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	187,680
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	16,155
5% 10/1/48 (d)	15,000	16,091
5% 10/1/53 (d)	30,000	32,116
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	100,000	115,485
Series 2020, 3% 4/1/25 (d)	425,000	435,767
Wisconsin Health & Edl. Facilities:
Series 2016 A:
4% 11/15/46	195,000	216,150
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	93,144
Series 2019 A:
2.25% 11/1/26	45,000	44,836
5% 11/1/22	230,000	237,187
5% 12/1/28	150,000	189,379
5% 12/1/29	150,000	192,445
Series 2019 B1, 2.825% 11/1/28	50,000	50,074
Series 2019 B2, 2.55% 11/1/27	30,000	30,017
Series 2019:
5% 10/1/24	175,000	200,868
5% 10/1/30	195,000	248,701

TOTAL WISCONSIN		3,219,009

TOTAL MUNICIPAL BONDS
(Cost $325,724,133)		334,975,352

Municipal Notes - 8.8%
Alaska - 0.9%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1985, 0.08% 4/1/21, VRDN (a)	3,800,000	$3,800,000
California - 0.9%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2019 A1, 0.06% 4/1/21 (Liquidity Facility Toronto-Dominion Bank), VRDN (a)	3,500,000	3,500,000
Florida - 1.6%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.08% 4/1/21, VRDN (a)	6,200,000	6,200,000
New York - 5.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2001 F1, 0.06% 4/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	12,900,000	12,900,000
New York City Transitional Fin. Auth. Rev. Series 2010 G6, 0.06% 4/1/21 (Liquidity Facility Barclays Bank PLC), VRDN (a)	8,600,000	8,600,000

TOTAL NEW YORK		21,500,000

TOTAL MUNICIPAL NOTES
(Cost $35,000,000)		35,000,000
	Shares	Value

Money Market Funds - 9.3%
Fidelity Municipal Cash Central Fund 0.09% (e)(f)
(Cost $36,840,850)	36,837,178	36,844,526
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $397,564,983)		406,819,878
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(9,377,611)
NET ASSETS - 100%		$397,442,267

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,736,667 or 0.4% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$6,483
Total	$6,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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